The following is the Annual Report for Federated Mortgage Core Portfolio, a portfolio of Federated Core Trust, covering the period from December 31, 2000 to December 21, 2001. If you have any questions or comments, please contact your investment representative.





FEDERATED MORTGAGE CORE PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

                                                   Period
                                                   Ended
                                                   December
                                                      31,
                             Year Ended December   ---------
                                     31,             19991
                                2001      2000
Net Asset Value, Beginning
of Period                     $9.89       $9.55    $10.00

Income From Investment
Operations:
Net investment income          0.66        0.68     0.55
Net realized and
unrealized gain (loss) on
investments                    0.15        0.34    (0.45 )
  Total from investment
  operations                   0.81        1.02     0.10

Less Distributions:
Distributions from net
investment income             (0.66 )     (0.68 )  (0.55 )
Net Asset Value, End of
Period                       $10.04       $9.89    $9.55
Total Return2                  8.37 %     11.15 %   1.07 %

Ratios to Average Net
Assets:
Expenses                       0.04 %      0.05 %   0.05 %3
Net investment income          6.56 %      7.09 %   6.66 %3
Expense
waiver/reimbursement4          0.08 %      0.08 %   0.08 %3
Supplemental Data:
Net assets, end of period
(000 omitted)                $453,784   $371,659   $258,304
Portfolio turnover               93 %        81 %    153 %

1 Reflects operations for the period from February 22, 1999 (date of initial public investment) to December 31, 1999.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3    Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements





Federated Mortgage Core Portfolio
Notes to Financial Statements
December 31, 2001
-----------------------------------------------------------------------------

Organization

     Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of two diversified portfolios, the Federated Mortgage Core Portfolio (the "Fund") and the High Yield Bond Portfolio. The financial statements included herein are only for the Fund. The financial statements of the other portfolio are presented separately. The Fund's investment objective is to provide total return by investing in U.S. Treasury Bills, Notes, Bonds, Discount Notes and Mortgage Backed Securities issued or guaranteed by the U.S. government. The Fund is an investment vehicle used by other Federated Funds that invest some portion of their assets in mortgage backed securities. Currently, the Fund is only available for purchase by other Federated Funds and their affiliates.

Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

     Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

     It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

     The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.


Investment Income, Expenses and Distributions

     Interest   income  and  expenses  are  accrued  daily.   Distributions   to
shareholders are recorded on the ex-dividend date.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for book and tax entries. The following reclassifications have been made to the financial statements.

   -----------------------------------------------------------------------

   --------------------------------- Accumulated Net Realized Gain (Loss)
   Paid In Capital
   -----------------------------------------------------------------------
   -----------------------------------------------------------------------
   $(31,222)                                                      $31,222
   -----------------------------------------------------------------------

     Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax composition of dividends was as follows:
Ordinary income               $26,888,712
Long-term capital gains       ---

     As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income $54,355
Undistributed long-term gains ---
Unrealized appreciation       $6,935,001

     At year end, there were no significant differences between the book basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales.

Federal Taxes

     It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

     At December 31, 2001, the Fund for federal tax purposes, had a capital loss carryforward of $72,744, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

When-Issued and Delayed Delivery Transactions

     The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

     The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA, and FHLMC, in which the Fund sells the mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed twelve months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the current yield and total return.

Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other
Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

-------------------------------------------------------------------------------
Year Ended December 31,                        2001                2000
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Shares sold                                 14,765,272          16,787,336
----------------------------------------
----------------------------------------
Shares issued to shareholders in             2,677,775          2,320,094
payment of distributions declared
----------------------------------------
----------------------------------------
Shares redeemed                             (9,802,507)        (8,577,136)
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   NET CHANGE RESULTING FROM SHARE           7,640,540          10,530,294
TRANSACTIONS
-------------------------------------------------------------------------------


Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

     Federated Investment Management Co., is the Fund's investment adviser (the "Adviser") subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.

Administrative Fee

     Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. FServ provides these services at an annual rate that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by affiliates of Federated Investors, Inc. Fserv may voluntarily choose to waive any portion of its fee. Fserv may terminate this voluntary waiver at anytime at its discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

     FServ, through its subsidiary Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

     FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

     Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

     Purchases and sales of investments in long-term U.S. government securities, for the year ended December 31, 2001, were as follows:

------------------------------------------------------------------------------
Purchases                                                        $456,381,904
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Sales                                                            $383,505,712
------------------------------------------------------------------------------


FEDERAL INCOME TAX INFORMATION (UNAUDITED)

     For the year ended December 31, 2001, the Fund did not designate any long-term capital gain dividends.







FEDERATED MORTGAGE CORE PORTFOLIO
PORTFOLIO OF INVESTMENTS
December 31, 2001

 Principal                                                                Value
 Amount

              Mortgage Backed Securities--98.7%
              Federal Home Loan Mortgage Corporation--21.1%
$ 9,781,485(1)6.000%, 5/1/2014 - 2/1/2032                           $ 9,662,701
 37,847,956(1)6.500%, 7/1/2014 - 2/1/2032                            38,123,143
 13,918,134   7.000%, 12/1/2011 - 10/1/2031                          14,199,505
 21,504,784   7.500%, 12/1/2022 - 7/1/2031                           22,215,275
 10,531,922   8.000%, 5/1/2006 - 3/1/2031                            11,026,829
    144,385   8.500%, 9/1/2025 - 1/1/2026                               154,030
    216,391   9.000%, 5/1/2017                                          236,001
     28,186   9.500%, 4/1/2021                                           31,163
                  Total                                              95,648,647
              Federal National Mortgage Association--56.6%
  6,934,033(1)5.500%, 4/1/2016 - 2/1/2032                             6,736,381
 67,152,456(1)6.000%, 7/1/2006 - 2/1/2032                            66,649,869
 93,114,298(1)6.500%, 5/1/2006 - 2/1/2032                            93,479,002
 64,300,441   7.000%, 2/1/2008 - 12/1/2031                           65,711,556
 18,113,824(1)7.500%, 6/1/2011 - 2/1/2032                            18,767,536
  5,116,199   8.000%, 7/1/2023 - 3/1/2031                             5,376,193
     66,000   8.500%, 3/1/2030                                           70,001
    248,210   9.000%, 11/1/2021 - 6/1/2025                              269,347
                  Total                                              257,059,885
              Government National Mortgage Association--21.0%
  8,432,803   6.000%, 10/15/2028 - 12/15/2031                         8,272,919
 27,748,471   6.500%, 10/15/2028 - 12/15/2031                        27,841,366
 20,223,171   7.000%, 11/15/2027 - 6/15/2031                         20,666,740
 17,589,801   7.500%, 6/20/2007 - 1/15/2031                          18,196,415
 12,157,767   8.000%, 2/15/2010 - 11/15/2030                         12,739,575
  5,376,191   8.500%, 11/15/2021 - 11/15/2030                         5,700,835
    145,100   9.000%, 10/15/2016 - 6/15/2025                            155,683
    141,310   9.500%, 10/15/2020 - 12/15/2025                           153,798
  1,222,215   12.000%, 4/15/2015 - 6/15/2015                          1,409,391
                  Total                                              95,136,722
                  Total Mortgage Backed Securities (identified        47,845,254
                  cost $440,872,753)                                 4

              Repurchase Agreements (2)--19.9%
  9,800,000(3)  (4)  Goldman Sachs & Co., 1.750%, dated
              12/11/2001, due 1/14/2002                               9,800,000
 14,400,000(3)  (4) Goldman Sachs & Co., 1.800%, dated                4,400,000
              11/30/2001, due 1/14/2002                              1
 13,787,000(3)  (4) Goldman Sachs & Co., 1.820%, dated                3,787,000
              12/6/2001, due 1/14/2002                               1
 16,463,000(3)  (4) Goldman Sachs & Co., 2.000%, dated                6,463,000
              11/26/2001, due 1/14/2002                              1
 25,255,000(3)  (4) Morgan Stanley and Co., Inc., 1.850%, dated       5,255,000
              11/28/2001, due 1/14/2002                              2
 10,615,000   Salomon Brothers, Inc., 1.820%, dated 12/31/2001,       0,615,000
              due 1/2/2002                                           1
                  Total Repurchase Agreements (at amortized cost)    90,320,000
                  Total Investments (identified cost
                  $531,192,753)(4)                                  $538,165,254

===============================================================================

   (1) All or a portion of these securities may be subject to dollar roll transactions.
   (2) The repurchase agreements are fully collateralized by U.S government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.
   (3) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days if the creditworthiness of the issuer is downgraded.

   (4) Security held as collateral for dollar roll transactions.
   (5) The cost of investments for federal tax purposes amounts to $531,230,253. The net unrealized appreciation of investments on a federal tax basis amounts to $6,935,001 which is comprised of $8,117,629 appreciation and $1,182,628 depreciation at December 31, 2001.


Note: The categories of investments are shown as a percentage of net assets
     ($453,783,780) at
            December 31, 2001.

See Notes which are an integral part of the Financial Statements

FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

Assets:
Investments in repurchase agreements          $     90,320,000
Investments in securities                     $    447,845,254
Total investments in securities, at value
(identified  cost $531,192,753)                    538,165,254
Cash                                                     4,582
Income receivable                                    2,131,346
  Total assets                                     540,301,182
Liabilities:
Payable for investments purchased              $    6,064,948
Payable for shares redeemed                           740,000
Payable for dollar roll transactions               79,687,176
Accrued expenses                                       25,278
  Total liabilities                            $   86,517,402
Net assets for 45,212,193 shares
outstanding                                       453,783,780
Net Assets Consist of:
Paid in capital                                $  446,867,166
Net unrealized appreciation of investments          6,972,501
Accumulated net realized loss on
investments                                        (110,242 )
Undistributed net investment income                    54,355
  Total Net Assets                            $    453,783,780
Net Asset Value, Offering Price and
Redemption Proceeds Per Share
$453,783,780 / 45,212,193 shares
outstanding                                            $10.04

-------------------------------------------------------------------------------
See Notes which are an integral part of the Financial Statements




FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


Year Ended December 31,                              2001                 2000
Increase (Decrease) in Net Assets
Operations:
Net investment income                     $    26,941,129       $   22,239,543
Net realized gain (loss) on
investments                                     6,414,834          (2,278,819 )
Net change in unrealized
appreciation/depreciation                      (1,039,982 )         14,436,707
  Change in net assets resulting
  from operations                              32,315,981           34,397,431
Distributions to Shareholders:
Distributions from net investment
income                                        (26,888,712 )        (22,280,312 )
Share Transactions:
Proceeds from sale of shares                  147,962,500          161,233,755
Net asset value of shares issued to
shareholders in payment of
distributions declared                         26,888,712           22,277,653
Cost of shares redeemed                       (98,153,700 )        (82,273,527 )
  Change in net assets resulting
  from share transactions                      76,697,512          101,237,881
Change in net assets                           82,124,781          113,355,000
Net Assets:
Beginning of period                           371,658,999          258,303,999
  End of period (including
  undistributed net investment
  income of $54,355 and $1,938,
  respectively)                               453,783,780          371,658,999

===============================================================================
See Notes which are an integral part of the Financial Statements
FEDERATED MORTGAGE CORE PORTFOLIO
STATEMENT OF OPERATIONS
Year Ended December 31, 2001

Investment Income:
Interest (net of dollar roll                           $
expense of $2,888,314)                                    27,113,002
Expenses:
Administrative personnel and                           $
services fee                                                308,966
Custodian fees                                               31,042
Transfer and dividend
disbursing agent fees and
expenses                                                     13,318
Directors'/Trustees' fees                                     8,494
Auditing fees                                                14,268
Legal fees                                                    3,507
Portfolio accounting fees                                    97,327
Insurance premiums                                            1,736
Miscellaneous                                                 2,181
  Total expenseS                                            480,839
Waiver of administrative                         $
personnel and service fee                                  (308,966)
Net Expenses                                               171,873
Net investment income                                      26,941,129
Realized and Unrealized Gain
(Loss) on Investments:
  Net realized gain on
  investments                                              6,414,834
  Net change in unrealized
  appreciation of investments                              (1,039,982 )
  Net realized and unrealized
  gain on investments                                      5,374,852
  Change in net assets                          $
  resulting from operations                                32,315,981


See Notes which are an integral part of the Financial Statements
=============================================================================




REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of Federated Core Trust and
Shareholders of Federated Mortgage Core Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Mortgage Core Portfolio (the "Fund") (one of the portfolios constituting the Federated Core Trust) as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the statement of cash flows for the year then ended and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Mortgage Core Portfolio of Federated Core Trust at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, its cash flows for the year then ended and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.


                                          [GRAPHIC OMITTED]



Boston, Massachusetts
February 8, 2002





Federated Mortgage Core Portfolio
Statement of Cash Flows
For the Year Ended December 31, 2001

Increase (Decrease) in Cash
-------------------------------------------------------------
Cash Flows From Operating Activities:
Net increase in net assets from                  $32,315,981
operations

Purchases of investment securities           (1,391,033,838)
Paydown on investments                            70,577,561
Realized gain on paydowns                          (295,900)
Proceeds from sale of investments              1,247,580,433
Net increase of short term investments          (46,690,000)
Increase in interest and fees                      (110,984)
receivable
Decrease in payable for accrued                      (3,769)
expenses
Increase in payable for investments                3,644,395
purchased
Net realized gain on investments                 (6,414,780)
Net amortization/accretion of                       (82,897)
premium/discount
Net unrealized appreciation on                     1,039,981
investments
                                       ----------------------
Net increase from operating                     (89,473,817)
activities:

Cash Flows From Financing Activities:
Cash received from dollar roll                    38,929,551
transactions, net
Increase in payable for fund shares                  740,000
repurchased
Decrease in receivable for fund                           48
shares sold
Proceeds from shares sold                        147,962,500
Payment of shares redeemed                      (98,153,700)
                                       ----------------------
                                       ----------------------
Net increase provided from financing              89,478,399
activities
                                       ----------------------
Net Increase in Cash                                   4,582

Cash:
Beginning of the period                                    0
                                       ----------------------
                                       ----------------------
End of the period                                     $4,582
                                       ----------------------




     The following is the Annual Report for High Yield Bond Portfolio, a portfolio of Federated Core Trust, covering the period from December 31, 2000 to December 31, 2001. If you have any questions or comments, please contact your investment representative.




HIGH YIELD BOND PORTFOLIO
FINANCIAL HIGHLIGHTS
(For a Share Outstanding Throughout Each Period)

Year Ended December 31,           2001      2000      1999     1998 1
Net Asset Value, Beginning
of Period                        $7.14     $8.72     $9.30    $10.00

Income From Investment
Operations:
Net investment income             0.77 2    0.91      0.91     0.84
Net realized and
unrealized loss on                     )
investments                      (0.61 2   (1.57 )   (0.56 )  (0.65 )
  Total from investment
  operations                      0.16     (0.66 )    0.35     0.19

Less Distributions:
Distributions from net
investment income                (0.79 )   (0.92 )   (0.91 )  (0.84 )
Distributions from net
realized gain on
investments                        ---       ---     (0.02 )  (0.05 )
  TOTAL DISTRIBUTIONS            (0.79 )   (0.92 )   (0.93 )  (0.89 )
Net Asset Value, End of
Period                           $6.51     $7.14     $8.72    $9.30
Total Return2                     2.16 %   (8.04 )%   3.83 %   1.96 %

Ratios to Average Net
Assets:
Expenses                          0.04 %    0.04 %    0.03 %   0.04 %4
Net investment income            11.13 %2  11.38 %   10.07 %   9.60 %4
Expense
waiver/reimbursement3             0.08 %    0.08 %    0.08 %   0.08 %4

Supplemental Data:
Net assets, end of period
(000 omitted)                 $665,747    $532,820  $699,088  $561,806
Portfolio turnover                  33 %      16 %      49 %     55 %
-----------------------------------------------------------------------


------------------------------------------------------------------------


1 Reflects operations for the period from February 2, 1998 (date of initial public investment) to December 31, 1998.
2 As required effective April 1, 2001, the Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on debt securities. For the year ended December 31, 2001, this change had no effect on the net investment income per share or net realized loss per share, but increased the ratio of net investment income to average net assets from 10.98% to 11.13%. Per share, ratios and supplemental data for the periods prior to December 31, 2001, have not been restated to reflect this change in presentation.
3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.
5     Computed on an annualized basis.

See Notes which are an integral part of the Financial Statements





High Yield Bond Portfolio
Notes to Financial Statements
December 31, 2001
------------------------------------------------------------------------

Organization

     Federated Core Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust consists of two diversified portfolios, the High Yield Bond Portfolio (the "Fund") and the Federated Mortgage Core Portfolio. The financial statements included herein are only those of the Fund. The financial statements of the other portfolio are presented separately. The Fund's investment objective is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The Fund's portfolio of investments consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominantly speculative with respect to each issuer's continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, the Fund is only available for purchase by other Federated Funds and their affiliates.

Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

     Listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-ended regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Repurchase Agreements

     It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

     Interest income and expenses are accrued daily. Bond premium and discount are amortized/accreted for financial reporting purposes (see "Change in Accounting Principle" note) Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for amortization of discount and book and tax differences. The following reclassifications have been made to the financial statements.

                       Increase (Decrease)
  -----------------------------------------------------------

  ----------------
                   Accumulated Net      Undistributed Net
                   Realized Gain (Loss) Investment Income
   Paid-In Capital
  $395,781         $515,972             $(911,753)

-----------------------------------------------------------------------------

     Net investment income, net realized gains (losses), and net assets were not affected by this reclassification.

The tax composition of dividends was as follows:
Ordinary income               $69,097,451
Long-term capital gains       ---

     As of December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income ---
Undistributed long-term gains ---
Unrealized depreciation       $141,455,478

     At year end, there were no significant differences between the book basis and tax basis of components of net assets, other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales and the tax treatment for amortization of discount.

Change in Accounting Principle

     Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing long-term discounts and premiums on debt securities. Prior to January 1, 2001, the Fund did not amortize long-term premiums or discounts on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $145,613 increase in cost of securities and a corresponding $145,613 increase in net unrealized depreciation, and an increase to undistributed net investment income of $145,613 based on securities held by the Fund at January 1, 2001.

     The effect of this change for the year ended December 31, 2001 was to increase net investment income by $947,762, increase net realized losses by $14,792 and increase net unrealized depreciation by $932,970. The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

     Federal Taxes It is the Fund's policy to comply with the provisions of the Internal Revenue Code, as amended (the "Code") applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

     At December 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $77,193,341, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:


Expiration Year                                        Expiration Amount
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2007                                                          $1,148,442
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2008                                                         $14,429,102
-------------------------------------------------------------------------
-------------------------------------------------------------------------
2009                                                         $61,615,797
-------------------------------------------------------------------------

     Additionally, the Fund's net capital losses of $16,038,847 attributable to security transactions incurred after October 31, 2001, were treated as arising on January 1, 2002, the first day of the Fund's next taxable year.


When-Issued and Delayed Delivery Transactions

     The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Restricted Securities

     Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in good faith using methods approved by the Trustees.

     Additional information on each restricted security held at December 31, 2001 is as follows:

         Security              Acquisition Date      Acquisition Cost
-------------------------------------------------------------------------
-------------------------------------------------------------------------
AEI Holding Co., Inc.         12/14/1998-3/10/1999            $3,173,493
-------------------------------------------------------------------------
-------------------------------------------------------------------------
AEI Resources, Inc.                      12/7/1998             3,300,000
-------------------------------------------------------------------------
-------------------------------------------------------------------------
AmeriTruck Distribution      11/10/1995-10/22/1997             1,054,078
Corp.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
AMF Group, Inc.                  3/7/1996-4/6/1999             2,530,755
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Clark Material Handling      11/22/1996-11/12/1997             1,843,830
Corp.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Condor Systems Inc.                       4/8/1999               500,000
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Dyersburg Corp.                11/3/1997-9/15/1997               683,438
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Electronic Retailing
Systems International Inc.               6/17/1997                26,018
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Glenoit Corp.                  3/26/1997-5/20/1998             1,676,091
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Pillowtex Corp.                 11/6/1996-7/8/1999             4,155,788
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Royal Oak Mines, Inc.                    2/24/1999                 6,392
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Russell Stanley Holdings,                11/9/2001             2,828,568
Inc.
-------------------------------------------------------------------------
-------------------------------------------------------------------------
The Holt Group, Inc.           1/14/1998-3/13/1998             1,067,313
-------------------------------------------------------------------------
-------------------------------------------------------------------------
U.S. Office Products Co.       6/5/1998-10/27/1999             4,414,855
-------------------------------------------------------------------------

Use of Estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

     Investment transactions are accounted for on a trade date basis.

Shares of Beneficial Interest

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Year Ended December 31,
                                      2001                  2000
-------------------------------------------------------------------------
-------------------------------------------------------------------------
Shares sold                              42,102,998            9,883,085
------------------------------
------------------------------
Shares issued to
shareholders in payment of               10,027,844            8,845,388
distributions declared
------------------------------
------------------------------
Shares redeemed                        (24,522,124)         (24,290,098)
-------------------------------------------------------------------------
-------------------------------------------------------------------------
   NET CHANGE RESULTING FROM
SHARE                                    27,608,718          (5,561,625)
   TRANSACTIONS
-------------------------------------------------------------------------

Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee

     Federated Investment Management Co., is the Fund's investment adviser (the "Adviser") subject to direction of the Trustees. The Adviser provides investment adviser services at no fee.

Administrative Fee

     Federated Services Company ("FServ"), a subsidiary of Federated Investors, Inc., provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Fserv provides these services at an annual rate that ranges from 0.150% to 0.075% of the average aggregate net assets of all funds advised by affiliates of Federated Investors, Inc. Fserv may voluntarily choose to waive any portion of its fee. Fserv may terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

     FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

     FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

     Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

Investment Transactions

     Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the period year December 31, 2001, were as follows:

-------------------------------------------------------------------------
                                                               Purchases
                                                            $326,889,236
-------------------------------------------------------------------------
                                 Sales
                             $181,158,795
-------------------------------------------------------------------------


FEDERAL INCOME TAX INFORMATION (UNAUDITED)
For the year ended December 31, 2001, the Fund did not designate any long-term capital gain dividends.





HIGH YIELD BOND PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001

Assets:
Total investments in securities, at value       $
(identified cost of $794,751,672)                652,221,941
Income receivable                                 13,711,743
Receivable for investments sold                      283,586
  Total assets                                   666,217,270
Liabilities:
Payable to bank                                      283,313
Payable for shares redeemed                          140,000
Accrued expenses                                      47,396
  Total liabilities                                  470,709
Net assets for 102,230,567 shares
outstanding                                      665,746,561
Net Assets Consist of:
Paid in capital                                   902,793,366
Net unrealized depreciation of investments    (142,529,731 )
Accumulated net realized loss on
investments                                     (92,011,453 )
Distributions in excess of net investment
income                                          (2,505,621 )
  Total Net Assets                               665,746,561
Net Asset Value, Offering Price and
Redemption Proceeds Per Share:
$665,746,561 / 102,230,567 shares
outstanding                                         $6.51
------------------------------------------------------------------------------

------------------------------------------------------------------------------
See Notes which are an integral part of the Financial Statements







HIGH YIELD BOND PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


Year Ended December 31,                              2001                 2000
Increase (Decrease) in Net Assets
Operations:
Net investment income                          67,831,727           69,303,077
Net realized loss on investments              (71,740,382 )        (18,237,378 )
Net change in unrealized depreciation          14,173,897         (100,796,413 )
   Change in net assets resulting
from operations                                10,265,242          (49,730,714 )
Distributions to Shareholders:
Distributions from net investment
income                                        (69,279,073 )        (69,910,231 )
Share Transactions:
Proceeds from sale of shares                  291,362,313           76,533,597
Net asset value of shares issued to
shareholders in payment of
distributions declared                         69,259,001           69,894,492
Cost of shares redeemed                      (168,681,080 )       (193,055,136 )
   Change in net assets resulting
from share
=====================================
   transactions                               191,940,234          (46,627,047 )
CHANGE IN NET ASSETS                          132,926,403         (166,267,992 )
Net Assets:
Beginning of period                           532,820,158          699,088,150
  End of period                               665,746,561          532,820,158

==============================================================================
See Notes which are an integral part of the Financial Statements
HIGH YIELD BOND PORTFOLIO
STATEMENT OF OPERATIONS
Year Ended December 31, 2001

Investment Income:
Dividends                                                   1,489,136
Interest                                                    66,574,085
  Total income                                              68,063,221
Expenses:
Administrative personnel and
services fee                                                458,419
Custodian fees                                               50,310
Transfer and dividend
disbursing agent fees and
expenses                                                     19,011
Directors'/Trustees' fees                                    10,948
Auditing fees                                                12,368
Legal fees                                                    9,644
Portfolio accounting fees                                   110,874
Share registration costs                                        609
Printing and postage                                            673
Insurance premiums                                            6,092
Miscellaneous                                                10,965
  Total expenseS                                            689,913
Waiver of administrative
personnel and service fee                                 (458,419)
Net Expenses                                                231,494
Net investment income                                    67,831,727
Realized and Unrealized Gain
(Loss) on Investments:
Net realized loss on
investments                                              (71,740,382 )
Net change in unrealized
depreciation of investments                                 14,173,897
Net realized and unrealized
loss on investments                                       (57,566,485 )
Change in net assets resulting
from operations                                              10,265,242

See Notes which are an integral part of the Financial Statements
-------------------------------------------------------------------------------







REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Board of Trustees of Federated Core Trust and
Shareholders of  High Yield Bond Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of High Yield Bond Portfolio (the "Fund") (one of the portfolios constituting the Federated Core Trust) as of December 31, 2001, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of High Yield Bond Portfolio of Federated Core Trust at December 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.


                                          [GRAPHIC OMITTED]



Boston, Massachusetts
February 8, 2002